Hartford Schroders International Stock Fund
Hartford Schroders International Stock Fund

MARCH 1, 2018

SUPPLEMENT TO

HARTFORD SCHRODERS INTERNATIONAL STOCK FUND SUMMARY PROSPECTUS

DATED MARCH 1, 2018

AND

HARTFORD SCHRODERS FUNDS PROSPECTUS

DATED MARCH 1, 2018

This Supplement contains new and additional information and should be read in connection with your Summary Prospectus and Statutory Prospectus.

Effective March 31, 2018, the Hartford Schroders International Stock Fund may invest in companies domiciled in emerging markets as a percentage of its net assets up to the greater of (a) 25% or (b) the weight of emerging markets in the MSCI All Country World ex USA Index plus 10%.  Effective as of the same date, the MSCI All Country World ex USA Index (Net) will replace the MSCI EAFE Index (Net) as the Hartford Schroders International Stock Fund’s benchmark.  The above referenced Summary Prospectus and Statutory Prospectus reflect these changes.  Accordingly, until March 31, 2018, the above referenced Summary Prospectus and statutory prospectus are revised as follows:

(1)   Until March 31, 2018, under the heading “Hartford Schroders International Stock Fund Summary Section – Principal Investment Strategy” in the Statutory Prospectus and under the heading “Principal Investment Strategy” in the Summary Prospectus for the Hartford Schroders International Stock Fund, the last sentence in the second paragraph will be deleted and replaced with the following:

The Fund typically invests in approximately forty to sixty companies at any one time.  The Fund may invest in emerging market countries, but typically invests a substantial portion of its assets in countries included in the MSCI EAFE Index.

(2)   Until March 31, 2018, under the heading “Hartford Schroders International Stock Fund Summary Section – Past Performance” in the Statutory Prospectus and under the heading “Past Performance” in the Summary Prospectus for the Hartford Schroders International Stock Fund, the average annual total returns table is replaced with the following:

Average annual total returns for periods ending December 31, 2017 (including sales charges)
Average Annual Total Returns - Hartford Schroders International Stock Fund	Label	1 Year [1]	5 Years [1]	10 Years [1]
Class A	Class A - Return Before Taxes	22.33%	6.32%	1.86%
Class A | After Taxes on Distributions	Class A - After Taxes on Distributions	22.23%	5.99%	1.69%
Class A | After Taxes on Distributions and Sale of Fund Shares	Class A - After Taxes on Distributions and Sale of Fund Shares	13.05%	5.00%	1.54%
Class T	Class T - Return Before Taxes	26.24%	6.99%	2.17%
Class C	Class C - Return Before Taxes	27.56%	7.56%	2.57%
Class I	Class I - Return Before Taxes	29.69%	7.79%	2.68%
Class R3	Class R3 - Return Before Taxes	29.57%	7.74%	2.66%
Class R4	Class R4 - Return Before Taxes	29.65%	7.77%	2.67%
Class R5	Class R5 - Return Before Taxes	29.82%	7.81%	2.69%
Class Y	Class Y - Return Before Taxes	29.97%	7.84%	2.70%
Class F	Class F - Return Before Taxes	29.88%	7.82%	2.69%
Class SDR	Class SDR - Return Before Taxes	29.84%	7.87%	2.72%
MSCI EAFE Index (Net)	MSCI EAFE Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes)	25.03%	7.90%	1.94%
MSCI All Country World ex USA Index (Net)	MSCI All Country World ex USA Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes)	27.19%	6.80%	1.84%
[1]	Effective March 31, 2018, the Fund will change its benchmark from the MSCI EAFE Index (Net) to the MSCI All Country World ex USA Index (Net) because the Investment Manager believes that the MSCI All Country World ex USA Index (Net) better reflects the Fund's revised investment strategy.

This Supplement should be retained with your Summary Prospectus and Statutory Prospectus for future reference.